Intangible assets - Summary of Intangible Asset (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization charge for the year	€ 55,347	€ 77,564	€ 51,191
Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	197,977
Ending balance	226,229	197,977
Intangible Asset Other than Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	364,993	307,203
Arising on business combinations	64,018	36,311
Arising as a result of merger	10
Disposals	(107)	(2,223)
Additions	(21,497)	(23,606)
Write off of goodwill	(278)
Effects of movements in exchange rates	(1,721)	96
Ending balance	448,412	364,993	307,203
Intangible Asset Other than Goodwill | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(167,016)	(89,566)
Amortization charge for the year	55,347	77,564
Disposals	70	131
Effects of movements in exchange rates	(110)	17
Ending balance	(222,183)	(167,016)	(89,566)
Intangible Asset Other than Goodwill | Customer databases | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	27,176	15,981
Arising on business combinations	12,831	11,193
Arising as a result of merger	0
Disposals	0	0
Additions	0	0
Write off of goodwill	0
Effects of movements in exchange rates	(332)	2
Ending balance	39,675	27,176	15,981
Intangible Asset Other than Goodwill | Customer databases | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(20,520)	(8,607)
Amortization charge for the year	4,876	11,913
Disposals	0	0
Effects of movements in exchange rates	(50)	0
Ending balance	(25,346)	(20,520)	(8,607)
Intangible Asset Other than Goodwill | Customer databases | Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,656
Ending balance	14,329	6,656
Intangible Asset Other than Goodwill | Brands | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	74,093	74,093
Arising on business combinations	1,576	0
Arising as a result of merger	0
Disposals	0	0
Additions	0	0
Write off of goodwill	0
Effects of movements in exchange rates	(276)	0
Ending balance	75,393	74,093	74,093
Intangible Asset Other than Goodwill | Brands | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(17,580)	(10,273)
Amortization charge for the year	7,360	7,307
Disposals	0	0
Effects of movements in exchange rates	(1)	0
Ending balance	(24,939)	(17,580)	(10,273)
Intangible Asset Other than Goodwill | Brands | Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	56,513
Ending balance	50,454	56,513
Intangible Asset Other than Goodwill | Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,710	3,484
Arising on business combinations	0	242
Arising as a result of merger	0
Disposals	(64)	0
Additions	(863)	(1,994)
Write off of goodwill	0
Effects of movements in exchange rates	(181)	(10)
Ending balance	6,328	5,710	3,484
Intangible Asset Other than Goodwill | Licenses | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,297)	(1,612)
Amortization charge for the year	819	642
Disposals	2	0
Effects of movements in exchange rates	(29)	43
Ending balance	(3,085)	(2,297)	(1,612)
Intangible Asset Other than Goodwill | Licenses | Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,413
Ending balance	3,243	3,413
Intangible Asset Other than Goodwill | Exclusive License Rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	55,000	55,000
Arising on business combinations	0	0
Arising as a result of merger	0
Disposals	0	0
Additions	0	0
Write off of goodwill	0
Effects of movements in exchange rates	0	0
Ending balance	55,000	55,000	55,000
Intangible Asset Other than Goodwill | Exclusive License Rights | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(55,000)	(38,903)
Amortization charge for the year	0	16,097
Disposals	0	0
Effects of movements in exchange rates	0	0
Ending balance	(55,000)	(55,000)	(38,903)
Intangible Asset Other than Goodwill | Exclusive License Rights | Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Ending balance	0	0
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	117,442	99,277
Arising on business combinations	10,579	18,165
Arising as a result of merger	0
Disposals	0	0
Additions	0	0
Write off of goodwill	0
Effects of movements in exchange rates	122	0
Ending balance	128,143	117,442	99,277
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(45,074)	(19,576)
Amortization charge for the year	26,322	25,498
Disposals	0	0
Effects of movements in exchange rates	(14)	0
Ending balance	(71,382)	(45,074)	(19,576)
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	72,368
Ending balance	56,761	72,368
Intangible Asset Other than Goodwill | Acquired technology | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,628	29,110
Arising on business combinations	1,163	640
Arising as a result of merger	0
Disposals	0	(135)
Additions	(1,767)	0
Write off of goodwill	0
Effects of movements in exchange rates	(38)	13
Ending balance	28,986	29,628	29,110
Intangible Asset Other than Goodwill | Acquired technology | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(19,186)	(8,129)
Amortization charge for the year	7,190	11,082
Disposals	0	0
Effects of movements in exchange rates	(18)	(25)
Ending balance	(26,358)	(19,186)	(8,129)
Intangible Asset Other than Goodwill | Acquired technology | Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,442
Ending balance	2,628	10,442
Intangible Asset Other than Goodwill | Internally- generated software development costs | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,921	11,415
Arising on business combinations	0	0
Arising as a result of merger	10
Disposals	(43)	(2,088)
Additions	(22,401)	(21,612)
Write off of goodwill	0
Effects of movements in exchange rates	45	(18)
Ending balance	53,334	30,921	11,415
Intangible Asset Other than Goodwill | Internally- generated software development costs | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,359)	(2,466)
Amortization charge for the year	8,780	5,025
Disposals	68	131
Effects of movements in exchange rates	2	(1)
Ending balance	(16,073)	(7,359)	(2,466)
Intangible Asset Other than Goodwill | Internally- generated software development costs | Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,562
Ending balance	37,261	23,562
Goodwill [member] | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25,023	18,843
Arising on business combinations	37,869	6,071
Arising as a result of merger	0
Disposals	0	0
Additions	0	0
Write off of goodwill	(278)
Effects of movements in exchange rates	(1,061)	109
Ending balance	61,553	25,023	€ 18,843
Goodwill [member] | Carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25,023
Ending balance	€ 61,553	€ 25,023